UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Total operating revenues	$ 260,710	$ 194,455
Vessel operating expenses	(107,783)	(93,228)
Administrative expenses	(24,335)	(20,000)
Project development expenses	(16,211)	(7,481)
Depreciation and amortization	(37,052)	(39,884)
Total operating expenses	(185,381)	(160,593)
Realized and unrealized (loss)/gain on oil and gas derivative instruments	(21,515)	19,993
Other operating loss	(2,026)	0
Total other operating (losses)/income	(23,541)	19,993
Operating income	51,788	53,855
Other non-operating income	29,981	0
Total other non-operating income	29,981	0
Interest income	23,651	27,484
Interest expense, net	(9,289)	0
Losses on derivative instruments, net	(10,091)	(8,646)
Other financial items, net	(4,166)	(3,164)
Net financial income	105	15,674
Income before taxes and net income from equity method investments	81,874	69,529
Income tax expense	(2,406)	(486)
Net income/(loss) from equity method investments	9,960	(3,287)
Net income	89,428	65,756
Net income attributable to non-controlling interests	(34,110)	(19,411)
Net income attributable to stockholders of Golar LNG Limited	$ 55,318	$ 46,345
Basic earnings per share (in USD per share)	$ 0.53	$ 0.44
Dilutive earnings per share (in USD per share)	$ 0.51	$ 0.44
Liquefaction services revenue
Total operating revenues	$ 168,171	$ 168,563
Sales-type lease revenue
Total operating revenues	46,925	0
Vessel management fees and other revenues
Total operating revenues	44,738	17,042
Time and voyage charter revenues
Total operating revenues	$ 876	$ 8,850